Offerings - Offering: 1	Aug. 07, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 3,515,770,211.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 518,927.68
Offering Note	Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Arrangement Agreement and Plan of Merger (the "Arrangement Agreement") with Triton Water Parent, Inc. ("BlueTriton"), Triton US HoldCo, Inc., a wholly-owned subsidiary of BlueTriton ("NewCo"), Triton Merger Sub 1, Inc., a wholly-owned subsidiary of NewCo ("Merger Sub") and 1000922661 Ontario Inc., a wholly-owned subsidiary of NewCo ("Amalgamation Sub"). (1) Solely for the purpose of calculating the filing fee, the maximum number of common shares, no par value, ("Primo Shares") of Primo Water Corporation ("Primo") to which this transaction applies is estimated to be 163,828,994 which consists of as of August 2 2024: (A) 160,312,986 Primo Shares issued and outstanding, (B) 1,356,992 Primo Shares underlying options to purchase Primo Shares issued under the company's Equity Plans, and (C) 2,159,016 Primo Shares underlying restricted share units and performance share units issue under the Company's Equity Plans. (2) Solely for the purpose of calculating the filing fee, the underlying value of the transaction was calculated by multiplying (x) 169,700,724, the aggregate number of securities to which the transaction applies, by (y) 1.00, representing the exchange ratio for one Primo Share to one NewCo Class A Share, as set forth in the Arrangement Agreement, which exchange ratio is subject to adjustment in accordance with the terms of the Agreement, by $21.46 (the average of the high and low prices reported on the NYSE for one Primo Share on August 5, 2024).